Schroders Global Multi-Asset Portfolio Investment Strategy - Schroders Global Multi-Asset Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Schroder Investment Management North America Inc., subadviser to the Portfolio (“SIMNA Inc.”), along with its affiliate, Schroder Investment Management North America Limited, sub-subadviser to the Portfolio (“SIMNA Ltd.” and together with SIMNA Inc., “Schroders” or “Subadviser”) pursues the Portfolio’s investment objective through a flexible asset allocation approach driven by thematic and tactical ideas. The Portfolio also employs various techniques to seek to control portfolio volatility. Schroders allocates the Portfolio’s investments among asset classes in response to changing market, economic, and political factors and events that Schroders believes may affect the value of the Portfolio’s investments. The Portfolio invests in globally diverse equity and fixed income securities and may invest in U.S., non-U.S. and emerging market issuers. The Portfolio may also invest up to 10% of its total assets in any combination of the following other asset classes: emerging market equities, emerging market debt, high yield debt (commonly known as “junk bonds”), commodities, Treasury Inflation-Protected Securities (“TIPS”) and real estate securities. The Portfolio is expected, under normal circumstances, to have a strategic asset allocation to global equities in the range of 40%-70% (the “Equity Component”), fixed income securities in the range of 20%-50% (the “Fixed Income Component”), and alternative assets (as described above) to a maximum of 10% (the “Alternatives Component”) and cash and cash equivalents in the range of 0%-20%. The allocation will be dynamically adjusted within these ranges as market conditions change; however, the net equity or fixed income exposures could fall below their minimums when the volatility cap mechanism is triggered (as described below). Combined investments in the Equity Component and any emerging market equities in the Alternative Component are limited to 70% of the Portfolio’s assets at the time of investment. Schroders reviews each asset class on an ongoing basis to determine whether it provides the opportunity to enhance performance or to reduce risk. Schroders makes use of fundamental macro research and proprietary asset allocation models to aid the asset allocation decision making process. When making these allocation decisions Schroders considers a common set of drivers (e.g. valuation, cyclical and sentiment) and a range of time horizons (e.g. shorter-term tactical, medium-term thematic and longer-term structural). By adjusting investment exposure among the various asset classes in the Portfolio, Schroders seeks to reduce overall portfolio volatility and mitigate the effects of extreme market environments, while continuing to pursue the Portfolio’s investment objective. The Portfolio may invest in any type of equity or fixed income security, including common and preferred stocks, warrants and convertible securities, mortgage-backed securities, asset-backed securities and government and corporate bonds. The Portfolio may invest in securities issued pursuant to Rule 144A under the Securities Act of 1933. The Portfolio may invest in securities of companies across the capitalization spectrum, including smaller capitalization companies, and the Portfolio may also invest in exchange-traded funds (“ETFs”). The Portfolio also may invest in commodities or investments intended to provide exposure to one or more commodities or securities indices, currencies, and real estate-related securities, either by investing directly in such instruments, or indirectly by investing in its wholly-owned subsidiary as discussed below. The Portfolio is expected to be highly diversified across industries, sectors, and countries. Schroders may sell securities when it believes that they no longer offer attractive potential future returns compared to other investment opportunities or that they present undesirable risks, or to limit losses on securities that have declined in value. In selecting securities for the Equity Component, Schroders analyzes company fundamentals of value, quality, growth stability and financial strength. This approach seeks to maximize the Portfolio’s exposure to stocks having a higher probability of good performance—and avoid or underweight stocks with a higher probability of poor performance. The Fixed Income Component consists of investment grade fixed and floating rate securities. In selecting securities for the Fixed Income Component, Schroders exploits the asymmetric risks of the credit premium through downside risk management. Schroders accomplishes this through detailed credit analysis that uses the firm’s fundamental research to gain a full perspective of the issuer and its capital structure. Schroders will, in normal market environments, seek to limit the annual total volatility (excluding any contribution to volatility from exposure to Interest Rate Derivatives, defined below) of the Portfolio to approximately 10% over the longer term, though the annual total volatility of the Portfolio may fall above or below that limit in the shorter term. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High volatility may result from rapid and dramatic price swings. To the extent that adequate volatility management cannot be obtained through asset allocation, Schroders will employ a systematic volatility control process which seeks to manage Portfolio volatility. In seeking to manage the Portfolio volatility, Schroders expects to use liquid equity and fixed income futures as the principal tools to reduce market exposure in the Portfolio. While Schroders attempts to manage the Portfolio’s volatility as described above, there can be no assurance that the Portfolio will achieve the targeted volatility. The Portfolio may make substantial use of derivatives. Schroders may seek to obtain, or reduce, exposure to one or more asset classes through the use of exchange-traded or over-the-counter derivatives, such as futures contracts, interest rate swaps, total return swaps, credit default swaps, options (puts and calls) purchased or sold by the Portfolio, and structured notes. The Portfolio may use derivatives for a variety of purposes, including: as a hedge against adverse changes in the market price of securities, interest rates, or currency exchange rates; as a substitute for purchasing or selling securities; to increase the Portfolio’s return as a non-hedging strategy that may be considered speculative; and to manage portfolio characteristics. The Portfolio will also make use of an interest rate overlay that: (1) will use a combination of interest rate swaps, interest rate futures and/or total return swaps (“Interest Rate Derivatives”) and (2) in combination, will have an effective notional value (meaning the fixed face value, rather than the market value, of these instruments) equal to approximately 30% of the Portfolio’s net assets under normal market conditions. The percentage of the Portfolio’s net assets represented by Interest Rate Derivatives within the interest rate overlay may change in different market environments, but is normally expected to stay within the range of approximately 25% to 35% of net assets. Schroders expects these instruments to provide additional diversification and balance the sources of risk in the Portfolio. Under certain market conditions, however, the investment performance of the Portfolio may be less favorable than it would be if the Portfolio did not make use of the interest rate overlay. Schroders anticipates that under normal market conditions the Interest Rate Derivatives within the interest rate overlay will have an effective maturity of approximately 10 years. For more information about these derivatives investments, please see “Investment Strategies and Risks” in the Statement of Additional Information. Separate to the strategic asset allocation, the Portfolio will maintain a portion of its assets in cash and cash equivalents, which will serve as margin or collateral for the Portfolio’s obligations under derivative transactions. The Portfolio may allocate up to 10% of its total assets to its wholly-owned and controlled subsidiary, organized under the laws of the Cayman Islands as an exempted company (the “Subsidiary”) in order to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. Schroders also manages the assets of the Subsidiary. Generally, the Subsidiary will invest primarily in commodity derivatives, exchange-traded notes and total return swaps. Unlike the Portfolio, the Subsidiary may invest without limitation in commodity-linked derivatives. The Portfolio and the Subsidiary will be subject to the Portfolio’s fundamental investment restrictions and compliance policies and procedures on a consolidated basis. The Portfolio is the sole shareholder of the Subsidiary and does not expect shares of the Subsidiary to be offered or sold to other investors.